Expense Example {- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund Retail PRO-06 - Fidelity International Small Cap Fund - Fidelity International Small Cap Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 110
3 years	343
5 years	595
10 years	$ 1,317